UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock MuniYield Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.4%                $  3,695   Alaska Energy Authority, Power Revenue Refunding Bonds (Bradley Lake),
                                        Fourth Series, 6% due 7/01/2018 (g)                                                 $ 4,220
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.2%                 21,355   Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior
                                        Series A, 5% due 7/01/2036 (c)                                                       22,050
-----------------------------------------------------------------------------------------------------------------------------------
California - 33.5%             10,000   Alameda Corridor Transportation Authority, California, Capital
                                        Appreciation Revenue Refunding Bonds, Subordinate Lien, Series A, 5.40%
                                        due 10/01/2024 (a)(q)                                                                 8,240
                                5,000   Antioch, California, Public Finance Authority, Lease Revenue Refunding
                                        Bonds (Municipal Facilities Project), Series A, 5.50% due 1/01/2032 (b)               5,221
                                8,200   California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 3.66%
                                        due 2/01/2033 (a)(h)                                                                  8,200
                               10,000   California Infrastructure and Economic Development Bank, Bay Area Toll
                                        Bridges Revenue Bonds, First Lien, Series A, 5% due 7/01/2025 (c)(i)                 10,894
                               10,945   California State, GO, 5.50% due 4/01/2014 (b)(f)                                     12,018
                                  640   California State, GO, 5.50% due 4/01/2030 (b)                                           696
                               17,400   California State, GO, Refunding, 5% due 6/01/2037                                    17,861
                                5,500   California State Public Works Board, Lease Revenue Bonds (Department of
                                        Corrections), Series C, 5.25% due 6/01/2028                                           5,722
                                3,755   California State Public Works Board, Lease Revenue Bonds (Department of
                                        General Services), Series D, 5.25% due 6/01/2028                                      3,906
                                5,250   California State Public Works Board, Lease Revenue Bonds (Department of
                                        Mental Health - Coalinga State Hospital), Series A, 5.125% due 6/01/2029              5,410
                               16,850   California State Public Works Board, Lease Revenue Bonds (Office of
                                        Emergency Services), Series A, 5% due 3/01/2032 (c)                                  17,444
                               12,000   California State, Various Purpose, GO, 5.25% due 11/01/2029                          12,578
                               25,000   California State, Various Purpose, GO, Refunding, 5% due 6/01/2034 (d)               25,766
                                7,740   California Statewide Communities Development Authority, Health Facility
                                        Revenue Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                 8,323
                                4,205   California Statewide Communities Development Authority, Water Revenue
                                        Bonds (Pooled Financing Program), Series C, 5.25% due 10/01/2034 (g)                  4,394
                                5,800   Fairfield-Suisun, California, Unified School District, GO
                                        (Election of 2002), 5.50% due 8/01/2028 (b)                                           6,257
                                1,000   Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B,
                                        5.20% due 5/15/2027 (b)                                                               1,037
                               16,000   Los Angeles, California, Department of Water and Power, Waterworks
                                        Revenue Bonds, Sub-Series A-2, 5% due 7/01/2044 (a)                                  16,566
                               10,000   Los Angeles, California, Municipal Improvement Corporation, Lease
                                        Revenue Bonds, Series B1, 4.75% due 8/01/2032 (c)                                     9,919
                               15,000   Los Angeles, California, Municipal Improvement Corporation, Lease
                                        Revenue Bonds, Series B1, 4.75% due 8/01/2037 (c)                                    14,787

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
EDA       Economic Development Authority
GO        General Obligation Bonds
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 12,775   Los Angeles, California, Water and Power Revenue Bonds (Power System),
                                        Series B, 5% due 7/01/2035 (g)                                                      $13,165
                               35,200   Los Angeles, California, Water and Power Revenue Bonds (Power System),
                                        Sub-Series A-1, 5% due 7/01/2035 (g)                                                 36,502
                                7,500   Modesto, California, Irrigation District, COP, Refunding and Capital
                                        Improvements, Series A, 5% due 10/01/2036 (a)                                         7,750
                               10,365   Pasadena, California, Area Community College District, GO
                                        (Election of 2002), Series B, 5% due 8/01/2031 (a)                                   10,807
                                  145   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%
                                        due 11/01/2021 (c)                                                                      151
                                6,615   Poway, California, Unified School District, Public Financing Authority,
                                        Special Tax Revenue Bonds, 4.50% due 9/15/2037 (a)                                    6,331
                                6,930   Riverside, California, Community College District, GO
                                        (Election of 2004), Series C, 5% due 8/01/2032 (b)                                    7,249
                               10,000   Riverside County, California, Public Financing Authority, Tax Allocation
                                        Revenue Bonds (Redevelopment Projects), 5% due 10/01/2035 (e)                        10,247
                                4,000   San Francisco, California, Bay Area Rapid Transit District, GO
                                        (Election of 2004), Series B, 5% due 8/01/2035                                        4,179
                               10,000   San Francisco, California, Bay Area Rapid Transit District, Sales Tax
                                        Revenue Bonds, 5% due 7/01/2036 (g)                                                  10,324
                                8,170   San Francisco, California, Community College District, GO
                                        (Election of 2001), Series C, 5% due 6/15/2029 (g)                                    8,526
                                3,250   San Mateo, California, Union High School District, COP
                                        (Phase One Projects), Series B, 4.76% due 12/15/2043 (a)(q)                           1,802
                                8,310   Stockton, California, Public Financing Authority, Lease Revenue Bonds
                                        (Parking & Capital Projects), 5.25% due 9/01/2034 (c)                                 8,696
                               12,000   West Valley Mission Community College District, California, GO
                                        (Election of 2004), Series A, 5% due 8/01/2030 (g)                                   12,521
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 2.3%                15,000   Aurora, Colorado, Water Improvement Revenue Bonds, First Lien, Series A,
                                        5% due 8/01/2039 (a)                                                                 15,623
                                8,000   Colorado HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-3,
                                        Class III, 4.80% due 11/01/2037 (b)                                                   7,660
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia - 2.6%    25,000   District of Columbia, Ballpark Revenue Bonds, Series B-1, 5%
                                        due 2/01/2031 (c)                                                                    25,893
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 2.7%                  1,000   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                                        (Miami International Airport), AMT, 5.375% due 10/01/2027 (c)                         1,038
                               25,000   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                                        (Miami International Airport), AMT, Series A, 5% due 10/01/2039 (b)                  25,367
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.0%                 12,500   Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B,
                                        5.25% due 1/01/2033 (g)                                                              13,135
                                6,250   Fulton County, Georgia, Development Authority Revenue Bonds (Georgia
                                        Tech North Avenue Apartments Project), Series A, 5% due 6/01/2032 (e)                 6,491
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii - 0.5%                   2,000   Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (g)                                  2,118
                                3,000   Hawaii State Harbor System Revenue Bonds, AMT, Series A, 5%
                                        due 1/01/2031 (g)                                                                     3,051
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%                    4,790   Idaho Housing and Financing Association, S/F Mortgage Revenue Bonds,
                                        AMT, Series F-1, Class I, 5.20% due 1/01/2039                                         4,822
                                3,555   Idaho Housing and Financing Association, S/F Mortgage Revenue Bonds,
                                        AMT, Series G-1, Class III, 5.125% due 1/01/2029                                      3,567
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.9%                15,400   Chicago, Illinois, GO, Series C, 5% due 1/01/2035 (b)                                15,799
                                1,500   Chicago, Illinois, O'Hare International Airport, Revenue Refunding
                                        Bonds, Third Lien, AMT, Series C-2, 5.25% due 1/01/2034 (e)                           1,549
                               22,745   Illinois State Finance Authority Revenue Bonds (Palos Community Hospital),
                                        Series A, 5% due 5/15/2035 (e)                                                       23,436
                                5,000   Illinois State, GO, 5% due 4/01/2028 (a)                                              5,180
                                4,820   McLean and Woodford Counties, Illinois, Community Unit School District
                                        Number 005, GO, Refunding, 6.375% due 12/01/2011 (f)(g)                               5,299

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $  1,215   McLean and Woodford Counties, Illinois, Community Unit School District
                                        Number 005, GO, Refunding, 6.375% due 12/01/2016 (g)                                $ 1,333
                                4,800   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State
                                        Tax Revenue Refunding Bonds (McCormick Place Expansion Project),
                                        Series B, 5.75% due 6/15/2023 (b)                                                     5,175
                                1,000   Regional Transportation Authority, Illinois, Revenue Bonds, Series C,
                                        7.75% due 6/01/2020 (c)                                                               1,290
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 3.2%                  2,250   Indiana Health Facilities Financing Authority, Hospital Revenue Bonds
                                        (Deaconess Hospital Obligated Group), Series A, 5.375% due 3/01/2034 (a)              2,372
                               19,000   Indiana Transportation Finance Authority, Highway Revenue Bonds,
                                        Series A, 5.25% due 6/01/2014 (c)(f)                                                 20,525
                                2,000   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue
                                        Refunding Bonds (Indianapolis Airport Authority Project), AMT, Series B,
                                        5.25% due 1/01/2028 (b)                                                               2,088
                                6,525   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue
                                        Refunding Bonds (Indianapolis Airport Authority Project), AMT, Series B,
                                        5.25% due 1/01/2030 (b)                                                               6,799
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 2.3%                 7,000   Kentucky Housing Corporation, Housing Revenue Bonds, AMT, Series C,
                                        4.80% due 7/01/2037                                                                   6,694
                               15,000   Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District,
                                        Sewer and Drain System Revenue Bonds, Series A, 5.25% due 5/15/2037 (c)              16,025
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.4%                3,750   Louisiana Local Government Environmental Facilities and Community
                                        Development Authority, Revenue Bonds (Capital Projects and Equipment
                                        Acquisition), Series A, 6.30% due 7/01/2030 (a)                                       4,372
                                6,615   Louisiana Public Facilities Authority, Hospital Revenue Bonds
                                        (Franciscan Missionaries of Our Lady Health System, Inc.), Series A,
                                        5.25% due 8/15/2036                                                                   6,701
                                4,270   Louisiana Public Facilities Authority Revenue Bonds (Nineteenth Judicial
                                        District Court Building Project), 5.50% due 6/01/2041 (c)                             4,617
                                4,500   Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5%
                                        due 5/01/2025 (e)                                                                     4,674
                                3,545   New Orleans, Louisiana, GO (Public Improvements), 5% due 10/01/2033 (b)               3,630
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 10.3%           2,500   Massachusetts State, HFA, Housing Development Revenue Refunding Bonds,
                                        Series B, 5.40% due 12/01/2028 (b)                                                    2,551
                               12,365   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT,
                                        Series A, 5.15% due 7/01/2026 (g)                                                    12,572
                               10,000   Massachusetts State Health and Educational Facilities Authority,
                                        Revenue Refunding Bonds (Berklee College of Music), Series A, 5%
                                        due 10/01/2037                                                                       10,207
                                7,550   Massachusetts State Port Authority Revenue Bonds, Series A, 5%
                                        due 7/01/2033 (b)                                                                     7,772
                               19,755   Massachusetts State Port Authority, Special Facilities Revenue Refunding
                                        Bonds (BOSFUEL Project), AMT, 5% due 7/01/2038 (c)                                   20,016
                               16,060   Massachusetts State School Building Authority, Dedicated Sales Tax
                                        Revenue Bonds, Series A, 4.50% due 8/15/2035 (a)                                     15,562
                               22,000   Massachusetts State School Building Authority, Dedicated Sales Tax
                                        Revenue Bonds, Series A, 5% due 8/15/2037 (a)                                        22,935
                               10,000   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds,
                                        5.75% due 1/01/2014 (c)(f)                                                           11,017
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.5%                 4,325   Michigan Higher Education Student Loan Authority, Student Loan Revenue
                                        Bonds, AMT, Series XVII-Q, 5% due 3/01/2031 (a)                                       4,388
                               10,000   Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series B, 4.95%
                                        due 4/01/2044 (g)                                                                     9,639
                               20,000   Wayne County, Michigan, Airport Authority Revenue Bonds
                                        (Detroit Metropolitan Wayne County Airport), AMT, 5% due 12/01/2029 (b)              20,408
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.5%              $    130   Missouri State Housing Development Commission, S/F Mortgage Revenue
                                        Bonds (Homeownership Loan Program), AMT, Series C-1, 7.15%
                                        due 3/01/2032 (k)                                                                   $   138
                                5,000   Missouri State Housing Development Commission, S/F Mortgage Revenue
                                        Refunding Bonds (Homeownership Loan Program), AMT, Series D-1, 5%
                                        due 9/01/2037 (k)(l)                                                                  4,938
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 1.6%                15,435   Nebraska Public Power District Revenue Bonds, Series A, 5%
                                        due 1/01/2035 (a)                                                                    15,878
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 3.3%                  25,000   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                                        Series A-2, 5% due 7/01/2030 (c)                                                     25,705
                                6,000   Henderson, Nevada, Health Care Facilities Revenue Bonds (Catholic
                                        Healthcare West), Series A, 5.625% due 7/01/2024                                      6,306
                                1,165   Reno, Nevada, Capital Improvement Revenue Bonds, 5.50% due 6/01/2019 (c)              1,235
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.7%            6,685   New Hampshire State, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                        Series A, 4.85% due 1/01/2038                                                         6,436
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 4.8%              16,000   Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                        Preservation Revenue Bonds, Series A, 5.75% due 11/01/2028 (g)                       18,912
                                3,060   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                      3,258
                                2,610   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                      2,729
                               14,135   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                     14,983
                               20,000   New Jersey State Transportation Trust Fund Authority, Transportation
                                        System Revenue Bonds, Series C, 4.96% due 12/15/2035 (a)(p)                           5,178
                                2,880   Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine
                                        Terminal Additional Rent-Backed Revenue Bonds (City of Newark
                                        Redevelopment Projects), 5.50% due 1/01/2014 (b)(f)                                   3,139
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.7%               1,605   New Mexico Educational Assistance Foundation, Student Loan Revenue
                                        Refunding Bonds (Student Loan Program), AMT, First Sub-Series A-2,
                                        6.65% due 11/01/2025                                                                  1,633
                                  410   New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, AMT,
                                        Series C-2, 6.95% due 9/01/2031 (k)                                                     420
                                5,000   New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, AMT,
                                        Series C-2, 5% due 7/01/2038 (k)(l)                                                   4,930
-----------------------------------------------------------------------------------------------------------------------------------
New York - 13.7%               29,750   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
                                        Series A, 4.50% due 2/15/2047 (b)                                                    28,301
                               10,250   Long Island Power Authority, New York, Electric System Revenue Bonds,
                                        Series A, 5.10% due 9/01/2029                                                        10,623
                                5,335   Metropolitan Transportation Authority, New York, Commuter Facilities
                                        Revenue Refunding Bonds, Series B, 5.125% due 7/01/2024 (a)(i)                        5,447
                               30,000   New York City, New York, City Municipal Water Finance Authority, Water
                                        and Sewer System, Revenue Refunding Bonds, Series B, 5% due 6/15/2036 (g)            30,988
                                1,880   New York City, New York, GO, Series B, 5.875% due 8/01/2016 (b)                       2,004
                               10,000   New York City, New York, GO, Series J, 5.25% due 5/15/2024                           10,566
                                1,000   New York City, New York, GO, Series J, 5.25% due 5/15/2025                            1,056
                               20,000   New York City, New York, GO, Series M, 5% due 4/01/2030 (n)                          20,720
                                6,000   New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                      6,343
                               19,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
                                        AMT, 137th Series, 5.125% due 7/15/2030 (g)                                          20,199
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.5%           5,000   Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN, AMT,
                                        Series A, 3.68% due 7/01/2017 (b)(h)                                                  5,000
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 2.2%                $ 10,000   Clackamas County, Oregon, School District Number 12, GO
                                        (North Clackamas), Series A, 4.50% due 6/15/2030 (g)                                $ 9,804
                               12,380   Clackamas County, Oregon, School District Number 12, GO
                                        (North Clackamas), Series A, 4.50% due 6/15/2032 (g)                                 12,072
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 6.6%           5,000   Berkeley County, South Carolina, School District, Installment Lease
                                        Revenue Bonds (Securing Assets for Education Project), 5.125%
                                        due 12/01/2030                                                                        5,178
                                3,895   Charleston Educational Excellence Financing Corporation, South Carolina,
                                        Revenue Bonds (Charleston County School District), 5.25%
                                        due 12/01/2028 (n)                                                                    4,118
                                3,465   Charleston Educational Excellence Financing Corporation, South Carolina,
                                        Revenue Bonds (Charleston County School District), 5.25%
                                        due 12/01/2029 (n)                                                                    3,659
                                1,160   Charleston Educational Excellence Financing Corporation, South Carolina,
                                        Revenue Bonds (Charleston County School District), 5.25%
                                        due 12/01/2030 (n)                                                                    1,224
                                3,775   Kershaw County, South Carolina, Public Schools Foundation, Installment
                                        Power Revenue Refunding Bonds, 5% due 12/01/2030 (d)                                  3,891
                                3,690   Kershaw County, South Carolina, Public Schools Foundation, Installment
                                        Power Revenue Refunding Bonds, 5% due 12/01/2031 (d)                                  3,801
                               10,000   Lexington County, South Carolina, Health Services District Inc.,
                                        Hospital Revenue Refunding Bonds, 5% due 11/01/2032                                   9,928
                                  930   South Carolina Housing Finance and Development Authority, Mortgage
                                        Revenue Refunding Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (g)                       958
                                6,500   South Carolina State Public Service Authority, Revenue Refunding Bonds,
                                        Series A, 5% due 1/01/2037 (a)                                                        6,747
                                7,200   South Carolina State Public Service Authority, Revenue Refunding Bonds,
                                        Series A, 5% due 1/01/2042 (a)                                                        7,423
                               18,030   South Carolina Transportation Infrastructure Bank Revenue Bonds,
                                        Series A, 5% due 10/01/2029 (a)                                                      18,583
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.9%                1,795   Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C,
                                        6.05% due 7/01/2012                                                                   1,837
                                2,250   Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C,
                                        6.15% due 7/01/2014                                                                   2,288
                                3,050   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT,
                                        Series A, 5.25% due 7/01/2022 (g)                                                     3,096
                                2,160   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT,
                                        Series A, 5.35% due 1/01/2026 (g)                                                     2,191
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 12.7%                   1,880   Bexar, Texas, Metropolitan Water District, Waterworks System Revenue
                                        Refunding Bonds, 6.35% due 5/01/2025 (b)                                              1,884
                                1,000   Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds,
                                        AMT, Series A, 5% due 11/01/2035 (g)                                                  1,002
                                1,665   Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds,
                                        Senior Lien, Series G, 5.75% due 11/15/2019 (b)                                       1,768
                                3,500   Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds,
                                        Senior Lien, Series G, 5.75% due 11/15/2020 (b)                                       3,716
                               10,000   Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds,
                                        Senior Lien, Series G, 5.25% due 11/15/2030 (b)                                      10,396
                               10,695   Houston, Texas, Combined Utility System, First Lien Revenue Refunding
                                        Bonds, Series A, 5% due 11/15/2036 (g)                                               11,077
                               12,865   North Texas Health Facilities Development Corporation, Hospital Revenue
                                        Refunding Bonds (United Regional Health Care System), 5% due 9/01/2032 (g)           13,245
                               15,000   North Texas Municipal Water District, Texas, Water System Revenue Bonds,
                                        5% due 9/01/2031 (b)                                                                 15,565
                                5,890   North Texas Thruway Authority, Dallas North Thruway System Revenue Bonds,
                                        Series A, 5% due 1/01/2035 (g)                                                        6,055
                                5,400   Panhandle-Plains Higher Education Authority Inc., Texas, Student Loan
                                        Revenue Bonds, VRDN, AMT, Series A, 3.68% due 6/01/2023 (b)(h)                        5,400

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount   Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 15,000   SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
                                        Revenue Bonds, 5.50% due 8/01/2027                                              $    16,040
                                4,825   Texas State Department of Housing and Community Affairs, S/F Mortgage
                                        Revenue Bonds, AMT, Series A, 5.45% due 9/01/2023 (b)(k)                              4,918
                               10,000   Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                                        Bonds, First Tier, Series A, 5.50% due 8/15/2039 (a)                                 10,580
                               24,500   Waco, Texas, Health Facilities Development Corporation, Mortgage Revenue
                                        Bonds (Hillcrest Health System Projects), Series A, 5%
                                        due 8/01/2031 (b)(r)                                                                 25,216
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.1%                    515   Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 12B, 6.30%
                                        due 11/01/2019 (g)                                                                      520
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.1%                 3,250   Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage
                                        Revenue Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2042                  3,197
                                2,500   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds
                                        (Old Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)            2,679
                                5,000   Richmond, Virginia, Public Utilities Revenue Refunding Bonds, 5%
                                        due 1/15/2037 (g)                                                                     5,202
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 12.3%              2,545   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2026 (b)                         2,709
                                2,455   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2027 (b)                         2,592
                                2,850   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2028 (b)                         3,006
                                3,000   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2029 (b)                         3,160
                               17,600   Bellevue, Washington, GO, Refunding, 5% due 12/01/2034 (b)                           18,121
                                3,030   Chelan County, Washington, Public Utility District Number 001,
                                        Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45%
                                        due 7/01/2037 (a)                                                                     3,144
                                6,000   Chelan County, Washington, Public Utility District Number 001,
                                        Consolidated Revenue Refunding Bonds (Chelan Hydro System), AMT,
                                        Series C, 5.65% due 7/01/2032 (b)                                                     6,326
                               10,000   King County, Washington, School District Number 401 (Highline), GO,
                                        5.25% due 12/01/2025 (g)                                                             10,723
                               15,785   King County, Washington, Sewer Revenue Bonds, 5% due 1/01/2037 (g)                   16,346
                               10,000   Radford Court Properties, Washington, Student Housing Revenue Bonds,
                                        5.75% due 6/01/2032 (b)                                                              10,545
                                1,720   Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75%
                                        due 11/01/2009 (b)(f)                                                                 1,809
                                4,945   Skagit County, Washington, Public Hospital District, GO, Series A, 5.25%
                                        due 12/01/2025 (b)                                                                    5,237
                                5,450   Skagit County, Washington, Public Hospital District, GO, Series A, 5.25%
                                        due 12/01/2026 (b)                                                                    5,762
                                5,300   Tacoma, Washington, Regional Water Supply System, Water Revenue Bonds, 5%
                                        due 12/01/2032 (b)                                                                    5,424
                                7,250   Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds,
                                        Series B, 5.50% due 12/01/2007 (a)(f)                                                 7,363
                                7,000   Washington State Health Care Facilities Authority Revenue Bonds
                                        (Providence Health System), Series A, 5.25% due 10/01/2021 (b)                        7,248
                               12,035   Washington State, Motor Vehicle Fuel Tax, GO, Series B, 5%
                                        due 7/01/2031 (g)                                                                    12,499
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.6%            5,925   Harrison County, West Virginia, County Commission for Solid Waste
                                        Disposal Revenue Bonds (Monongahela Power), AMT, Series C, 6.75%
                                        due 8/01/2024 (a)                                                                     5,938
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.4%                3,395   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                        (SynergyHealth Inc.), 6% due 11/15/2032                                               3,589
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.3%             20,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding
                                        Bonds, Series A, 5.01% due 8/01/2043 (b)(p)                                           3,464
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Municipal Bonds (Cost - $1,333,642) - 137.6%                               11,370,477
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                 Face
State                          Amount   Municipal Bonds Held in Trust (j)                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
California - 5.2%            $ 14,900   California State, Various Purpose, GO, 5.50% due 11/01/2033 (b)                  $   15,980
                               10,030   Gavilan, California, Joint Community College District, GO (Election of
                                        2004), Series A, 5.50% due 8/01/2028 (a)                                             10,820
                               14,000   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%
                                        due 11/01/2021 (c)                                                                   14,561
                                9,460   Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L,
                                        5.375% due 11/01/2027 (c)                                                             9,861
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.1%                 10,750   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                                        International Airport), AMT, 5.375% due 10/01/2025 (c)                               11,163
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.7%                 26,500   Atlanta, Georgia, Airport General Revenue Refunding Bonds, AMT, Series A,
                                        5.125% due 1/01/2030 (g)                                                             27,140
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 8.2%                16,400   Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                        Refunding Bonds, Third Lien, AMT, Series C-2, 5.25% due 1/01/2030 (g)                16,949
                               16,680   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
                                        AMT, Series B-2, 5.25% due 1/01/2027 (b)                                             17,266
                               26,230   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
                                        AMT, Series B-2, 6% due 1/01/2027 (b)                                                28,892
                               17,200   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
                                        AMT, Series B-2, 6% due 1/01/2029 (e)                                                18,935
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.6%               15,000   Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds
                                        (Baton Rouge General Medical Center Project), 5.25% due 7/01/2033 (b)                15,589
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.4%                 8,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                        (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.50%
                                        due 6/01/2030 (e)                                                                     8,463
                                5,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                        (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.65%
                                        due 9/01/2029 (e)                                                                     5,236
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 1.3%                  12,675   Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT,
                                        Series A, 5.25% due 7/01/2034 (a)                                                    13,139
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 3.2%              14,665   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                        due 7/01/2031 (b)                                                                    15,501
                               15,000   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                        due 7/01/2033 (b)                                                                    15,856
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.9%                 8,680   Oklahoma State Industries Authority Revenue Refunding Bonds
                                        (Health System-Obligation Group), Series A, 5.75% due 8/15/2029 (b)                   9,062
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.7%            15,600   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
                                        Series A, 5.50% due 12/01/2031 (a)                                                   16,898
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 6.9%                   21,000   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
                                        Series A, 5.50% due 11/01/2033 (b)                                                   22,167
                               15,000   Dallas-Fort Worth, Texas, International Airport, Revenue Refunding and
                                        Improvement Bonds, AMT, Series A, 5.625% due 11/01/2026 (c)                          15,686
                               30,000   Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien,
                                        Series B, 5.50% due 7/01/2030 (g)                                                    31,142
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.1%              20,565   Port Seattle, Washington, Revenue Refunding Bonds, Series B, AMT, 5.20%
                                        due 7/01/2029 (b)                                                                    21,194
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Municipal Bonds Held in Trust (Cost - $347,303) - 36.3%                       361,500
-----------------------------------------------------------------------------------------------------------------------------------

                               Shares
                                 Held   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                               28,800   Merrill Lynch Institutional Tax-Exempt Fund, 3.47% (m)(o)                            28,800
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Short-Term Securities (Cost - $28,800) - 2.9%                                  28,800
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $1,709,745*) - 176.8%                                   1,760,777
                                        Liabilities in Excess of Other Assets - (2.2%)                                      (21,722)
                                        Liability for Trust Certificates, Including Interest Expense Payable - (17.3%)     (172,700)
                                        Preferred Stock, at Redemption Value - (57.3%)                                     (570,640)
                                                                                                                          ---------
                                        Net Assets Applicable to Common Stock - 100.0%                                   $  995,715
                                                                                                                         ==========

BlackRock MuniYield Insured Fund, Inc.
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments, as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 1,550,267
                                                                    ===========
      Gross unrealized appreciation                                 $    40,944
      Gross unrealized depreciation                                      (2,099)
                                                                    -----------
      Net unrealized appreciation                                   $    38,845
                                                                    ===========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   CIFG Insured.
(e)   XL Capital Insured.
(f)   Prerefunded.
(g)   FSA Insured.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i)   Escrowed to maturity.
(j) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(k)   FNMA/GNMA Collateralized.
(l)   FHLMC Collateralized.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund         28,800          $ 149
      --------------------------------------------------------------------------

(n)   Assured Guaranty Insured.
(o)   Represents the current yield as of July 31, 2007.
(p) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(q) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(r)   FHA Insured.
o Forward interest rate swaps outstanding as of July 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                       Notional      Unrealized
                                                        Amount      Appreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.697% and receive a floating rate based on 1-Week Bond
      Market Association Rate

      Broker, JPMorgan Chase
      Expires August 2017                             $ 310,000       $ 4,759
      --------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Insured Fund, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Insured Fund, Inc.

Date: September 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Insured Fund, Inc.

Date: September 20, 2007